UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 384-1513

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Name of Fund:	Buffalo High Yield
Period:	July 1, 2004 - June 30, 2005

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

AU OPTRONICS CORP.	6/14/2005	120,000	002255107	auo

Vote	MRV	Proposal		Proposed by Issuer or Security Holder

For	For	1. ACCEPTANCE OF THE 2004 BUSINESS REPORT AND FINANCIAL STATEMENTS		Issuer
For	For	2. APPROVAL OF THE PROPOSAL FOR DISTRIBUTION OF 2004 PROFITS		Issuer
For	For	3. APPROVAL OF THE CAPITALIZATION OF 2004 STOCK DIVIDENDS AND EMPLOYEE STOCK BONUS		Issuer
For	For	4. APPROVAL OF THE REVISIONS TO ARTICLES OF INCORPORATION		Issuer
For	For	5. APPROVAL OF THE ISSUANCE OF NEW COMMON SHARES FOR CASH TO SPONSOR DR OFFERING		Issuer
For	For
6. APPROVAL OF THE PROPOSAL TO OPT FOR TAX BENEFITS ON THE ISSUANCE OF NEW COMMON SHARES IN 2004 IN ACCORDANCE WITH THE STATUTE OF UPGRADING INDUSTRIES PROMULGATED BY THE ROC MINISTRY OF ECONOMIC AFFAIRS
Issuer

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

BANK OF AMERICA CORP.	4/27/2005	60,400	060505104	bac

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		WILLIAM BARNET, III
For		CHARLES W. COKER
For		JOHN T. COLLINS
For		GARY L. COUNTRYMAN
For		PAUL FULTON
For		CHARLES K. GIFFORD
For		W. STEVEN JONES
For		KENNETH D. LEWIS
For		WALTER E. MASSEY
For		THOMAS J. MAY
For		PATRICIA E. MITCHELL
For		EDWARD L. ROMERO
For		THOMAS M. RYAN
For		O. TEMPLE SLOAN, JR.
For		MEREDITH R. SPANGLER
For		ROBERT L. TILLMAN
For		JACKIE M. WARD

Against	For	2. RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS		Issuer
Against	Against	3. STOCKHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS		Security Holder
For	Against	4. STOCKHOLDER PROPOSAL - NOMINATION OF DIRECTORS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

BAYER AG	4/29/2005	49,625	072730302	bay

Vote	MRV	Proposal		Proposed by Issuer or Security Holder

For	For
1. SUBMISSION OF THE APPROVED FINANCIAL STATEMENTS, CONSOLIDATED FINANCIAL STATEMENTS, THE MANAGEMENT REPORTS FOR THE BAYER AG AND THE BAYER GROUP, AND THE REPORT OF THE SUPERVISORY BOARD FOR FISCAL YEAR 2004; RESOLUTION ON DISTRIBUTION OF THE PROFIT
Issuer
For	For	2. RATIFICATION OF THE ACTIONS OF THE MEMBERS OF THE BOARD OF MANAGEMENT		Issuer
For	For	3. RATIFICATION OF THE ACTIONS OF THE MEMBERS OF THE SUPERVISORY BOARD		Issuer
For	For	4a. SUPERVISORY BOARD ELECTIONS: DR. KLAUS KLEINFELD AND SUBSTITUTE MEMBERS		Issuer
Against	For	4b. SUPERVISORY BOARD ELECTIONS: PROF. DR. EKKEHARD D. SCHULZ AND SUBSTITUTE MEMBERS		Issuer
For	For	5. AMENDMENT OF SECTION 12 PARAGRAPH 1 OF THE ARTICLES OF INCORPORATION (SUPERVISORY BOARD REMUNERATION)		Issuer
For	For	6. AMENDMENT OF SECTION 14 (NOTICE OF THE ANNUAL STOCKHOLDER'S MEETING) AND SECTION 15 (RIGHT OF ATTENDANCE, DEPOSITION OF SHARES) OF THE ARTICLES OF INCORPORATION		Issuer
For	For	7. AUTHORIZATION TO PURCHASE COMPANY SHARES AND SELL COMPANY SHARES SUBJECT TO EXCLUSION OF SUBSCRIPTION RIGHTS		Issuer
For	For	8. APPOINTMENT OF AUDITORS		Issuer

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

CITIGROUP INC.	4/19/2005	35,000	172967101	c

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		C. MICHAEL ARMSTRONG
For		ALAIN J.P. BELDA
For		GEORGE DAVID
For		KENNETH T. DERR
For		JOHN M. DEUTCH
For		R. HERNANDEZ RAMIREZ
For		ANN DIBBLE JORDAN
For		KLAUS KLEINFELD
For		DUDLEY C. MECUM
For		ANNE MULCAHY
For		RICHARD D. PARSONS
For		CHARLES PRINCE
For		JUDITH RODIN
For		ROBERT E. RUBIN
For		FRANKLIN A. THOMAS
For		SANFORD I. WEILL
For		ROBERT B. WILLUMSTAD

For	For	2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005		Issuer
Against	For	3. PROPOSAL TO APPROVE THE AMENDED AND RESTATED CITIGROUP 1999 STOCK INCENTIVE PLAN. THE BOARD OF DIRECTORS RECOMMENDS A VOTE AGAINST PROPOSALS 4-10		Issuer
For	Against	4. STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS		Security Holder
Against	Against	5. STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS		Security Holder
For	Against	6. STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES		Security Holder
For	Against
7. STOCKHOLDER PROPOSAL REQUESTING THAT CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE AVERAGE COMPENSATION PAID TO THE COMPANY'S NON-MANAGERIAL WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED
Security Holder
For	Against	8. STOCKHOLDER PROPOSAL REQUESTING ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST		Security Holder
For	Against	9. STOCKHOLDER PROPOSAL REQUESTING A BY-LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED		Security Holder
For	Against	10. STOCKHOLDER PROPOSAL REQUESTING THAT A SIMPLE MAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BE SUBJECT TO A SHAREHOLDER VOTE		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

COCA-COLA COMPANY	4/19/2005	61,000	191216100	ko

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

Withheld		HERBERT A. ALLEN
Withheld		RONALD W. ALLEN
Withheld		CATHLEEN P. BLACK
Withheld		WARREN E. BUFFETT
Withheld		BARRY DILLER
Withheld		E. NEVILLE ISDELL
Withheld		DONALD R. KEOUGH
Withheld		MARIA ELENA LAGOMASINO
Withheld		DONALD F. MCHENRY
Withheld		SAM NUNN
Withheld		J. PEDRO REINHARD
Withheld		JAMES D. ROBINSON III
Withheld		PETER V. UEBERROTH
Withheld		JAMES B. WILLIAMS

Against	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS		Issuer
Against	Against	3. SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT DELEGATION OF INQUIRY TO COLOMBIA		Security Holder
For	Against	4. SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK		Security Holder
For	Against	5. SHAREOWNER PROPOSAL REGARDING SEVERANCE AGREEMENTS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

CONAGRA FOODS. INC.	9/23/2004	110,360	205887102	cag

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		MOGENS C. BAY
For		STEPHEN G. BUTLER
For		ALICE B. HAYES
For		W.G. JURGENSEN
For		CARL E. REICHARDT

For	For	2 . RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS		Issuer
Against	For	3 . APPROVE THE CONAGRA FOODS EXECUTIVE INCENTIVE PLAN		Issuer
Against	Against	4 . STOCKHOLDER PROPOSAL - SUSPENSION OF ALL STOCK GRANTS FOR DIRECTORS AND SENIOR EXECUTIVE OFFICERS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

KEYCORP	5/5/2005	52,400	493267108	key

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		EDWARD P. CAMPBELL
For		H. JAMES DALLAS
For		CHARLES R. HOGAN
For		LAURALEE E. MARTIN
For		BILL R. SANFORD

For	For	2. RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS		Issuer

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

SERVICEMASTER COMPANY	5/6/2005	122,450	81760N109	svm

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		ROBERTO R. HERENCIA
For		LOUIS J. GIULIANO
For		BETTY JANE HESS
For		JONATHAN P. WARD
For		EILEEN A. KAMERICK
For		COLEMAN H. PETERSON

Against	For	2. APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION		Issuer
For	For	3. RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS		Issuer

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

VERIZON COMMUNICATIONS INC.	5/5/2005	60,200	92343V104	vz

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		J.R. BARKER
For		R.L. CARRION
For		R.W. LANE
For		S.O. MOOSE
For		J. NEUBAUER
For		T.H. O'BRIEN
For		H.B. PRICE
For		I.G. SEIDENBERG
For		W.V. SHIPLEY
For		J.R. STAFFORD
For		R.D. STOREY

For	For	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Issuer
Against	Against	3. CUMULATIVE VOTING		Security Holder
Against	Against	4. MAJORITY VOTE FOR ELECTION OF DIRECTORS		Security Holder
Against	Against	5. BOARD COMPOSITION		Security Holder
Against	Against	6. SEPARATE CHAIRMAN AND CEO		Security Holder
Against	Against	7. DIRECTORS' LIABILITY		Security Holder
Against	Against	8. REPORT ON POLITICAL CONTRIBUTIONS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

W.P. STEWART & CO., LTD.	5/10/2005	80,815	G84922106	wpl

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		WILLIAM P. STEWART
For		JOHN C. RUSSELL -
For		DOMINIK M.F. BRUNNER
For		ANGUS S. KING
For		JEREMY W. SILLEM
For		HENRY B. SMITH
For		HEINRICH SPANGLER
For		JAN J. SPIERING
For		RICHARD D. SPURLING

For	For	2. ESTABLISH THE SIZE OF THE BOARD OF DIRECTORS AND AUTHORIZE APPOINTMENT OF NEW DIRECTORS		Issuer
For	For	3. RE-APPOINTMENT OF INDEPENDENT AUDITORS AND AUTHORIZATION TO FIX REMUNERATION		Issuer
Against	For	4. RATIFICATION OF ISSUANCE OF COMMON SHARES TO DIRECTORS OFFICERS AND EMPLOYEES		Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer
                Principal Executive Officer

Date July 28, 2005
* Print the name and title of each signing officer under his or her signature.